Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid and Decrease in Net Assets (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
The following is a reconciliation of benefits paid to and withdrawals by participants per the financial statements to Form 5500 for the year ended December 31, 2025:
Benefits paid to and withdrawals by participants per the financial statements	$ 745,419,286
Add: Amounts allocated to withdrawing participants and accrued on Form 5500	1,184,120
Less: Prior year amounts allocated to withdrawing participants	(894,572)
Benefits paid to participants per Form 5500	745,708,834
Statement of changes in net assets available for benefits:
Increase in net assets before plan transfers per the financial statements	672,275,769
Less: Amounts allocated to withdrawing participants	(289,548)
Net gain per Form 5500	$ 671,986,221